Consolidated Income Statement - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		$ 2,135	$ 2,457	$ 2,755	$ 4,591	$ 5,429
Interest expense from financial instruments measured at amortized cost		(1,112)	(1,406)	(1,986)	(2,519)	(3,898)
Net interest income from financial instruments measured at fair value through profit or loss		354	262	234	616	573
Net interest income		1,376	1,313	1,003	2,689	2,104
Other net income from financial instruments measured at fair value through profit or loss		1,944	1,775	1,936	3,719	3,872
Credit loss (expense) / recovery		(272)	(268)	(12)	(540)	(33)
Fee and commission income	[1]	4,730	5,481	4,908	10,211	9,474
Fee and commission expense		(419)	(456)	(434)	(875)	(842)
Net fee and commission income		4,311	5,025	4,474	9,336	8,631
Other income		153	164	232	317	400
Total operating income		7,512	8,009	7,632	15,521	14,975
Personnel expenses		3,682	3,710	3,571	7,391	7,040
General and administrative expenses		1,879	2,080	2,004	3,960	4,030
Depreciation and impairment of property, equipment and software		409	405	381	814	761
Amortization and impairment of goodwill and intangible assets		17	16	18	32	33
Total operating expenses		5,987	6,210	5,975	12,197	11,864
Operating profit / (loss) before tax		1,525	1,799	1,657	3,324	3,110
Tax expense / (benefit)		328	375	349	703	736
Net profit / (loss)		1,197	1,424	1,308	2,621	2,374
Net profit / (loss) attributable to non-controlling interests		3	3	1	6	(1)
Net profit / (loss) attributable to shareholders		$ 1,194	$ 1,421	$ 1,307	$ 2,615	$ 2,375

[1]
Reflects third-party fee and commission income for the second quarter of 2020 of USD 2,809 million for Global Wealth Management (first quarter of 2020: USD 3,384 million; second quarter of 2019: USD 2,946 million), USD 313 million for Personal & Corporate Banking (first quarter of 2020: USD 354 million; second quarter of 2019: USD 327 million), USD 700 million for Asset Management (first quarter of 2020: USD 702 million; second quarter of 2019: USD 647 million), USD 872 million for the Investment Bank (first quarter of 2020: USD 1,008 million; second quarter of 2019: USD 962 million) and USD 36 million for Group Functions (first quarter of 2020: USD 33 million; second quarter of 2019: USD 25 million).